Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches

$ millions, as at October 31		IRB approach	Standardized approach	Other credit risk (1)	Securitization approach	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2024	Cash and deposits with banks	$42,869	$2,941	$2,254	$–	$48,064	$–	$48,064
	Securities	144,993	5,156	–	2,976	153,125	101,220	254,345
	Cash collateral on securities borrowed	15,934	1,094	–	–	17,028	–	17,028
	Securities purchased under resale agreements	56,853	–	–	1,891	58,744	24,977	83,721
	Loans	524,427	15,477	1,240	18,545	559,689	2,514	562,203
	Allowance for credit losses	(3,607)	(310)	–	–	(3,917)	–	(3,917)
	Derivative instruments	36,435	–	–	–	36,435	–	36,435
	Customers’ liability under acceptances	6	–	–	–	6	–	6
	Other assets	21,733	135	8,613	97	30,578	13,522	44,100
	Total credit exposures	$839,643	$24,493	$12,107	$23,509	$899,752	$142,233	$1,041,985
2023 (2) (3)	Total credit exposures	$774,042	$90,815	$10,915	$18,168	$893,940	$81,750	$975,690

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.

(2)	Certain prior year information has been restated to conform to the current year presentation.
(3)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.